Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of components of lease expense
Three Months Ended June 30, 2022
Operating lease cost	$93,155
Short term lease cost	72,826
Total net lease cost	$165,980

Six Months Ended June 30, 2022
Operating lease cost	$93,155
Short term lease cost	148,540
Total net lease cost	$241,694

Schedule of supplemental cash flow and other information related to leases
Six Months Ended June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	39,900
Weighted average remaining lease term (in years):	6.83
Weighted average discount rate:	12.50%

Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$100,100
Weighted average remaining lease term (in years):	0.17
Weighted average discount rate:	0%

Schedule of future minimum payments required under the lease
For the Twelve Months Ended June 30,	Operating Leases
2023	$361,440
2024	495,250
2025	509,784
2026	524,753
2027	540,172
Thereafter	951,971
Total lease payments	3,383,370
Less: Amounts representing interest	(1,132,722)
Total lease obligations	2,250,648
Less: Current	(149,830)
$2,100,818

Schedule of components of lease expense
Year Ended December 31, 2021
Operating lease cost	$202,804
Short term lease cost	14,041
Total net lease cost	$216,845